INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income taxes paid (refund) [abstract]
INCOME TAXES [Text Block]

12. INCOME TAXES

The Company has $nil in non-capital losses in the US that may be applied against future taxable income.

The tax effect items that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities at December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
Deferred income tax assets
Non-capital loss carry-forwards	$22,609	$221,178
Deferred income tax assets	$22,609	$221,178
Deficiency (excess) of carrying value over tax value of property, plant and equipment	$—	$(195,048)
Excess of carrying value over tax value of intangible assets	(22,609)	(26,130)
Deferred income tax liability	$(22,609)	$(221,178)
Net deferred tax asset (liability)	$—	$—

Significant unrecognized tax benefits and unused tax losses for which no deferred tax assets is recognized as of December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
Excess of tax value over carrying value of mineral properties	$1,536	$9,333
Non-capital losses carried forward	936,086	264,989
Property, plant and equipment	14,809	—
Lease liability	40,297	79,896
Unrecognized deductible temporary differences	$992,728	$354,218

Income tax expense differs from the amount that would be computed by applying the Canadian statutory income tax rate of 27.00% (2019 - 27.00%; 2018 - 27.00%) to income (loss) before income taxes as follows:

	December 31, 2020	December 31, 2019	December 31, 2018
Income (loss) before income taxes	$(1,307,890)	$3,334,043	$(56,711)
Statutory income tax rate	27.00%	27.00%	27.00%
Income tax (benefit) liability computed at statutory tax rate	(353,130)	900,192	(15,312)
Items not deductible for income tax purposes	147,116	(12,564)	77,417
Under provision of taxes in prior years	(84,532)	36,225	—
Change in timing differences	499,718	135,130	(80,965)
Impact of foreign exchange on tax assets and liabilities	(7,163)	(39,116)	(90,212)
Difference between Canadian and foreign taxes	—	—	3,403
Effect of change in tax rates	—	—	(42,564)
Unused tax losses and tax offsets not recognized	33,082	(983,204)	148,233
Income tax expense (recovery)	235,091	36,663	—
Penalties and interest included in income tax expense (recovery)	—	27,989	(290,818)
Texas margin tax and branch tax	13,901	34,425	39,654
Income tax expense (recovery)	$248,992	$99,077	$(251,164)